Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Movement in Property, Plant and Equipment Accounts and Its Related Accumulated Depreciation

The movement in property, plant and equipment accounts and its related accumulated depreciation for the year ended December 31, 2016, 2017 and 2018 is as follows:

	Land	Buildings	Machinery	Vehicles	Furniture and fixtures	Other equipment	Replacement units	In-transit units	Work in progress	Total
At January 1, 2016
Cost	28,409	231,029	1,074,195	443,239	52,225	191,238	15,448	1,817	13,044	2,050,644
Accumulated depreciation and impairment	—	(41,464)	(509,510)	(222,353)	(31,048)	(134,508)	(4)	—	—	(938,887)

Net carrying amount	28,409	189,565	564,685	220,886	21,177	56,730	15,444	1,817	13,044	1,111,757

Net initial carrying amount	28,409	189,565	564,685	220,886	21,177	56,730	15,444	1,817	13,044	1,111,757
Additions	6,238	12,126	81,378	50,574	4,423	24,870	553	19,312	13,594	213,068
Adquisition of subsidiaries - Adexus (Note 33 a)	—	13,913	—	420	1,525	26,130	—	—	—	41,988
Reclassifications	—	(281)	4,423	(1,639)	4,547	14,338	2,583	(17,349)	(6,622)	—
Transfers to inventories	2,941	—	—	—	—	—	—	—	—	2,941
Transfers to intangibles (Note 18)	—	—	—	—	—	—	—	—	(1,257)	(1,257)
Deduction for sale of assets	(5,256)	(14,333)	(60,374)	(48,521)	(1,724)	(5,766)	—	—	—	(135,974)
Disposals, net	—	(1,232)	(15,149)	(1,354)	(1,579)	(4,364)	(661)	(2)	—	(24,341)
Depreciation charge	—	(14,842)	(104,638)	(48,041)	(7,548)	(28,127)	(5)	—	—	(203,201)
Impairment loss	—	(73)	(5,190)	(317)	(3,301)	(382)	—	—	—	(9,263)
Depreciation for sale deductions	—	8,113	48,266	29,536	1,026	1,907	—	—	—	88,848
Disposals - accumulated depreciation	—	2,010	14,165	1,353	1,449	2,809	—	—	—	21,786
Translations adjustments	282	130	5,987	922	176	(344)	—	—	94	7,247

Net final carrying amount	32,614	195,096	533,553	203,819	20,171	87,801	17,914	3,778	18,853	1,113,599

At December 31, 2016
Cost	32,614	241,352	1,090,460	443,641	59,593	246,102	17,923	3,778	18,853	2,154,316
Accumulated depreciation and impairment	—	(46,256)	(556,907)	(239,822)	(39,422)	(158,301)	(9)	—	—	(1,040,717)

Net carrying amount	32,614	195,096	533,553	203,819	20,171	87,801	17,914	3,778	18,853	1,113,599

	Land	Buildings	Machinery	Vehicles	Furniture and fixtures	Other equipment	Replacement units	In-transit units	Work in progress	Total
At January 1, 2017
Cost	32,614	241,352	1,090,460	443,641	59,593	246,102	17,923	3,778	18,853	2,154,316
Accumulated depreciation and impairment	—	(46,256)	(556,907)	(239,822)	(39,422)	(158,301)	(9)	—	—	(1,040,717)

Net carrying amount	32,614	195,096	533,553	203,819	20,171	87,801	17,914	3,778	18,853	1,113,599

Net initial carrying amount	32,614	195,096	533,553	203,819	20,171	87,801	17,914	3,778	18,853	1,113,599
Additions	157	2,724	48,207	36,594	11,607	36,179	925	22,877	13,178	172,448
Deconsolidation, net	(3,713)	(26,109)	—	(1,527)	(2,153)	(46,032)	—	(3,903)	(4)	(83,441)
Reclassifications, net	—	1,969	12,459	2,888	609	6,579	4,076	(21,600)	(6,980)	—
Transfers to intangibles (Note 18)	—	—	2,119	724	—	—	—	(964)	(2,048)	(169)
Deduction for sale of assets	(5,616)	(51,736)	(149,202)	(92,079)	(4,200)	(5,270)	—	—	—	(308,103)
Disposals, net	—	(245)	(4,032)	(7,507)	(422)	(9,413)	—	(230)	(3,606)	(25,455)
Depreciation charge	—	(12,469)	(100,976)	(45,457)	(11,654)	(26,928)	—	—	—	(197,484)
Impairment loss	—	—	(14,328)	—	—	—	—	—	(352)	(14,680)
Depreciation for sale deductions	—	3,579	115,864	84,145	1,049	3,128	—	—	—	207,765
Translations adjustments	236	152	606	(350)	(23)	980	—	—	(346)	1,255

Net final carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,915	(42)	18,695	865,735

At December 31, 2017
Cost	23,678	157,949	998,207	380,724	62,435	180,409	22,924	(42)	19,047	1,845,331
Accumulated depreciation and impairment	—	(44,988)	(553,937)	(199,474)	(47,451)	(133,385)	(9)	—	(352)	(979,596)

Net carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,915	(42)	18,695	865,735

	Land	Buildings	Machinery	Vehicles	Furniture and fixtures	Other equipment	Replacement units	In-transit units	Work in progress	Total
At January 1, 2018
Cost	23,678	157,949	998,207	380,724	62,435	180,409	22,924	(42)	19,047	1,845,331
Accumulated depreciation and impairment	—	(44,988)	(553,937)	(199,474)	(47,451)	(133,385)	(9)	—	(352)	(979,596)

Net carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,915	(42)	18,695	865,735

Net initial carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,915	(42)	18,695	865,735
Additions	—	13,216	11,318	9,377	2,145	14,122	—	5,577	27,431	83,186
Deconsolidation, net	(3,183)	(33,989)	(108,993)	(110,859)	(1,539)	(32,878)	—	—	(715)	(292,156)
Reclassifications	—	17,129	16,626	(1,415)	(1,430)	75	(5,257)	(5,320)	(20,408)	—
Deduction for sale of assets	—	(3,527)	(55,567)	(32,399)	(2,164)	(2,200)	(124)	—	—	(95,981)
Disposals, net	—	(9,723)	(2,607)	(1,418)	(292)	(461)	—	—	(118)	(14,619)
Depreciation charge	—	(14,257)	(67,430)	(19,391)	(3,954)	(18,068)	—	—	—	(123,100)
Impairment loss	—	—	(5,664)	—	—	—	—	—	—	(5,664)
Depreciation for sale deductions	—	1,189	37,452	14,868	1,813	1,702	—	—	—	57,024
Translations adjustments	(286)	3,383	(3,310)	(788)	(134)	(2,415)	—	—	(321)	(3,871)

Net final carrying amount	20,209	86,382	266,095	39,225	9,429	6,901	17,534	215	24,564	470,554

At December 31, 2018
Cost	20,209	112,548	694,284	83,345	57,222	106,068	17,543	215	24,916	1,116,350
Accumulated depreciation and impairment	—	(26,166)	(428,189)	(44,120)	(47,793)	(99,167)	(9)	—	(352)	(645,796)

Net carrying amount	20,209	86,382	266,095	39,225	9,429	6,901	17,534	215	24,564	470,554

Summary of Depreciation of Property, Plant and Equipment and Investment Property

Depreciation of property, plant and equipment and investment property is distributed in the income statement as follows:

	2016	2017	2018
Cost of services and goods	111,404	103,566	81,199
Administrative expenses	7,428	5,776	5,135
(+) Depreciation discontinued operations	86,690	90,452	39,085

Total depreciation related to property, plant and equipment and investment property	205,522	199,794	125,419
(-) Depreciation related to investment property	(2,321)	(2,310)	(2,319)

Total depreciation of property, plant and equipment	203,201	197,484	123,100

Summary of Net Carrying Amount of Machinery and Equipment, Vehicles and Furniture and Fixtures Acquired Under Finance Lease Contracts

The net carrying amount of machinery and equipment, vehicles and furniture and fixtures acquired under finance lease contracts is broken down as follows:

			At December 31,
	2016	2017	2018
Cost of acquisition	800,927	650,301	589,269
Accumulated depreciation	(386,411)	(351,447)	(329,613)

Net carrying amount	414,516	298,854	259,656

Summary of Outstanding Commitments for Non-Cancellable Operating Leases

In connection with the lease agreement for the sale of the corporate building located in Miraflores mentioned on the previous page, the Company has outstanding commitments for non-cancellable operating leases, with the following maturities:

	2017	2018
Up to 1 year	8,526	8,933
Within 2 to 5 years	35,161	47,397
Over 5 years	46,451	30,532

	90,138	86,862